Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 93.7%
Communication Services – 8.4%
Alphabet, Inc., Class C*(a) .................................................. 1,268 $ 193,066
Meta Platforms, Inc., Class A ................................................ 271 131,592
Netflix, Inc.* .............................................................. 83 50,408
Verizon Communications, Inc. ............................................... 160 6,714
Walt Disney Co/The ....................................................... 458 56,041
437,821
Consumer Discretionary – 11.0%
Amazon.com, Inc.*(a) ...................................................... 1,185 213,750
BYD Co. Ltd., ADR ........................................................ 344 17,465
Lucid Group, Inc.* ......................................................... 1,245 3,548
NIO, Inc., ADR* ........................................................... 1,261 5,675
Rivian Automotive Inc, Class A* .............................................. 700 7,665
Sonder Holdings, Inc.* ..................................................... 7,667 22,694
Tesla, Inc.*(a) ............................................................ 1,720 302,359
573,156
Consumer Staples – 1.0%
Coca-Cola Co. (The) ....................................................... 107 6,546
Costco Wholesale Corp. .................................................... 43 31,503
PepsiCo, Inc. ............................................................. 36 6,301
Procter & Gamble Co. (The) ................................................. 36 5,841
50,191
Financials – 9.7%
American Express Co. ..................................................... 22 5,009
Bank of New York Mellon Corp. (The) ......................................... 73 4,206
Block, Inc.* .............................................................. 2,947 249,257
Citigroup Inc ............................................................. 79 4,996
Fiserv, Inc.* .............................................................. 48 7,671
Lemonade, Inc.* .......................................................... 13,530 222,027
Moody's Corp ............................................................ 16 6,289
PayPal Holdings, Inc.* ...................................................... 42 2,814
502,269
Health Care – 0.1%
Amgen, Inc. .............................................................. 18 5,118
Industrials – 0.9%
Deere & Co .............................................................. 15 6,161
FANUC Corp., ADR ........................................................ 1,007 14,028
Paychex, Inc. ............................................................. 86 10,561
Sociedad Quimica y Minera de Chile SA, ADR .................................. 296 14,551
45,301
Information Technology – 60.9%
Adobe, Inc.* .............................................................. 8 4,037
Advanced Micro Devices, Inc.*(a) ............................................. 4,383 791,088
Amkor Technology, Inc. ..................................................... 753 24,277
Analog Devices Inc ........................................................ 505 99,884
ANSYS, Inc.* ............................................................. 28 9,720
Apple, Inc.(a) ............................................................. 997 170,965
Applied Materials, Inc. ...................................................... 16 3,300
Arbe Robotics Ltd* ........................................................ 5,678 11,867
ASML Holding NV ......................................................... 250 242,617

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Information Technology (continued)
Atlassian Corp., Class A* ................................................... 3 $ 585
Aurora Innovation, Inc.* ..................................................... 9,180 25,888
Autodesk, Inc.* ........................................................... 83 21,615
Cadence Design Systems, Inc.* .............................................. 18 5,603
Camtek Ltd.* ............................................................. 585 49,005
Cisco Systems, Inc. ........................................................ 83 4,142
Cognizant Technology Solutions Corp., Class A .................................. 62 4,544
Crowdstrike Holdings, Inc., Class A* ........................................... 83 26,609
Datadog, Inc., Class A* ..................................................... 6 742
Fortinet, Inc.* ............................................................. 19 1,298
GLOBALFOUNDRIES, Inc.*(a) ............................................... 316 16,467
HP, Inc. ................................................................. 289 8,733
Intel Corp. ............................................................... 1,739 76,812
Intuit, Inc. ................................................................ 6 3,900
KLA Corp. ............................................................... 44 30,737
Lam Research Corp. ....................................................... 40 38,863
Marvell Technology, Inc. .................................................... 322 22,823
Microchip Technology Inc ................................................... 169 15,161
Micron Technology, Inc. ..................................................... 391 46,095
Microsoft Corp.(a) ......................................................... 941 395,897
NVIDIA Corp.(a) .......................................................... 1,032 932,474
NXP Semiconductors NV ................................................... 88 21,804
Palo Alto Networks, Inc.* .................................................... 5 1,421
QUALCOMM, Inc. ......................................................... 36 6,095
Skyworks Solutions, Inc. .................................................... 43 4,658
Synopsys, Inc.* ........................................................... 49 28,003
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .............................. 47 6,394
Texas Instruments, Inc. ..................................................... 60 10,453
VeriSign, Inc.* ............................................................ 51 9,665
3,174,241
Materials – 1.7%
Albemarle Corp. .......................................................... 97 12,779
BHP Group Ltd., ADR ...................................................... 314 18,115
Glencore PLC, ADR* ....................................................... 1,714 18,768
Rio Tinto PLC, ADR ........................................................ 291 18,548
Talon Metals Corp.* ........................................................ 56,046 5,801
Vale SA, ADR ............................................................ 1,344 16,383
90,394
Total Common Stocks (Cost $3,299,611) ........................................... 4,878,491
Number of
Contracts Notional Amount
Purchased Options – 3.5%
Calls – Exchange-Traded – 2.9%
Tesla, Inc., April Strike Price $185, Expires 4/19/24 ..................... 100 $ 1,850,000 61,250
Tesla, Inc., June Strike Price $666.67, Expires 6/21/24 .................. 69 4,600,023 414
Tesla, Inc., March Strike Price $435, Expires 3/21/25 ................... 100 4,350,000 27,200
Tesla, Inc., June Strike Price $440, Expires 6/18/26 .................... 50 2,200,000 65,625
154,489

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
3
Number of
Contracts Notional Amount Value
Purchased Options – 3.5% (continued)
Puts – Exchange-Traded – 0.6%
S&P 500 Index, April Strike Price $4,075, Expires 4/19/24 ............... 24 $ 9,780,000 $ 2,160
S&P 500 Index, May Strike Price $4,280, Expires 5/17/24 ............... 25 10,700,000 8,250
S&P 500 Index, June Strike Price $4,350, Expires 6/21/24 ............... 22 9,570,000 19,360
29,770
Total Purchased Options (Cost $402,437) ............................................ 184,259
Shares
Money Market Funds – 4.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $225,358) ......................................................... 225,358 225,358
Total Investments – 101.5%
(Cost $3,927,406) ............................................................. $ 5,288,108
Liabilities in Excess of Other Assets – (1.5)% ......................................... (78,098)
Net Assets – 100.0% ............................................................ $ 5,210,010
Number of
Contracts Notional Amount
Written Options – (0.4)%
Puts – Exchange-Traded – (0.4)%
S&P 500 Index, April Strike Price $3,840, Expires 4/19/24 ............... (24) $ (9,216,000) $ (1,440)
S&P 500 Index, May Strike Price $4,025, Expires 5/17/24 ............... (25) (10,062,500) (5,688)
S&P 500 Index, June Strike Price $4,090, Expires 6/21/24 ............... (22) (8,998,000) (12,760)
(19,888)
Total Written Options (Premiums Received $64,057) .................................... $ (19,888)
* Non Income Producing
(a) Securities with an aggregate market value of $1,343,556 have been pledged as collateral for options as of March 31, 2024.
(b) Rate shown reflects the 7-day yield as of March 31, 2024.
ADR : American Depositary Receipt
Summary of Investment Type††
Industry
% of Net
Assets
Common Stocks ................................................................................. 93.7%
Purchased Options ............................................................................... 3.5%
Money Market Funds ............................................................................. 4.3%
Total Investments ................................................................................ 101.5%
Liabilities in Excess of Other Assets .................................................................. (1.5)%
Net Assets ..................................................................................... 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, w hich are included in Liabilities in Excess of Other Assets.